CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 25,605	$ 23,476
Accounts receivable, net of allowance of $114 and $126, respectively	1,680	901
Prepaid expenses and other current assets	4,344	2,173
Total current assets	31,629	26,550
Property and equipment, net	37,123	41,130
Operating lease right-of-use assets	2,215	3,195
Other non-current assets	5,631	5,507
Total assets	76,598	76,382
Current liabilities
Accounts payable	9,475	7,935
Warrant liabilities	1,595	2,795
Earnout liabilities	213	419
Operating lease liabilities	1,536	2,143
Contract liabilities	2,829	3,728
Accrued expenses and other liabilities	2,730	4,372
Total current liabilities	18,378	21,392
Secured Convertible Notes at fair value	36,430	0
Operating lease liabilities	1,225	1,789
Contract liabilities	1,000	1,000
Other non-current liabilities	501	526
Total liabilities	57,534	24,707
Commitments and contingencies (Note 15)
Stockholders' equity
Ordinary Shares, $0.0001 par value, unlimited shares authorized; 78,089,268 Class A shares issued and 77,521,445 outstanding; and 13,582,642 Class B shares issued and outstanding as of June 30, 2024 and 77,289,166 Class A shares issued and 76,721,343 outstanding and 13,582,642 Class B shares issued and outstanding as of December 31, 2023	0	0
Treasury stock, at cost: 567,823 shares at June 30, 2024, and December 31, 2023	(8,603)	(8,603)
Additional paid-in capital	345,160	344,144
Accumulated other comprehensive loss	(381)	(33)
Accumulated deficit	(317,112)	(283,833)
Total stockholders’ equity	19,064	51,675
Total liabilities, and stockholders’ equity	$ 76,598	$ 76,382